Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases related to offices and schools consisted of the following at December 31, 2018:

Years ending December 31,
2019	303,126
2020	217,290
2021	148,625
2022	90,340
2023 and thereafter	95,006
854,387

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2016, 2017 and 2018, total rental expense for all operating leases amounted to RMB74,245, RMB215,432 and RMB332,574, respectively.

Equity pledge commitment

In June 2017, Puxin Education and Mr. Yunlong Sha entered into a convertible note investment agreement with Huazhong. In conjunction with the note purchase agreement, a domestic equity pledge agreement was entered into between Huazhong and Puxin Education. Puxin Education pledged its 100% equity interests of Tianjin Xinsiyuan in favor of Huazhong. Mr. Yunlong Sha and Ms. Wenjing Song are joint guarantors under domestic equity pledge agreement.

20.	COMMITMENTS AND CONTINGENCIES-continued

Equity pledge commitment-continued

On August 4, 2017, Puxin Limited issued a convertible note and a promissory note at the principle amount of USD25,000 and USD25,000, respectively, to Haitong. In conjunction with the note purchase agreement, an offshore share mortgage agreement was entered into amongst Haitong, Puxin Limited and Long bright Limited (a shareholder of Puxin Limited solely owned by Mr. Yunlong Sha). Pursuant to the offshore share mortgage agreement, Long bright Limited mortgaged its 18% equity interests of Puxin Limited in favor of Haitong. Meanwhile, a domestic equity pledge agreement was entered into amongst a related party of Haitong, Puxin Education, Dalian Pude and Guizhou Puxintian. Puxin Education pledged its 100% equity interests of Dalian Pude and Guizhou Puxintian in favor of a related party of Haitong. Mr. Yunlong Sha, Ms. Wenjing Song and Long bright Limited are joint guarantors under the offshore share mortgage agreement and domestic equity pledge agreement.

On September 29, 2017, Puxin Limited issued convertible note at the principle amount of USD23,000 to CICC ALPHA. In conjunction with the note purchase agreement, an offshore share mortgage agreement was entered into amongst CICC ALPHA, Puxin Limited and Long bright Limited. Pursuant to the offshore share mortgage agreement, Long bright Limited mortgaged its 8.3% equity interests of Puxin Limited in favor of CICC ALPHA. Meanwhile, a domestic equity pledge agreement was entered into amongst a related party of CICC ALPHA, Mr. Yunlong Sha and Puxin Education, Mr. Yunlong Sha pledged its 4.15% equity interests of Puxin Education in favor of a related party of CICC ALPHA. Mr. Yunlong Sha and Long bright Limited are joint guarantors under the offshore share mortgage agreement and domestic equity pledge agreement.

The equity interests pledged under the domestic equity pledge agreements with Haitong and CICC ALPHA were released in February 2018 in connection with the reorganization. As of December 31, 2018, all the mortgaged shares of Puxin Limited were released except for 6,000,000 shares which were still mortgaged to Haitong.

In April 2018, Dalian Tongfang entered into a bank borrowing agreement amounted to RMB10,000 with SPD Bank. Puxin Education, Mr. Yunlong Sha and Ms. Wenjing Song were joint guarantors under the bank borrowing agreement.

In November 2018, Puxin Education entered into a bank borrowing agreement amounting of RMB96,600 with SPD Bank. Prepshine HK acted as the pledger under the bank borrowing agreement.

During the year ended December 31, 2018, Puxin Education entered into loan agreements amounted to RMB29,500 with a third party, Taiyuan Puxin Arts and Mr. Yunlong Sha were joint guarantors under the loan agreements. Taiyuan Puxin Arts also entered into loan agreements amounted to RMB50,000 with the third party, Puxin Education and Mr. Yunlong Sha were joint guarantors under the loan agreements.

Contingencies

The Group is in the process of applying for permits and preparing filings for certain training institutions and tutoring branches. The contingent liability incurred by failing to meet the permit or filing requirements cannot be reasonably estimated, pending on authoritative interpretation and implementation guidance, the Group did not record any liabilities pertaining to this.

On November 7, 2016, the Standing Committee of the National People’s Congress promulgated the Decision on Amending the Law on the Promotion of Private Education of the PRC (the “Amended Private Education Law”), which became effective on September 1, 2017 and was further amended on December 29, 2018. On August 10, 2018, the Ministry of Justice of the PRC issued the Amended Draft of Implementation Rules for the Law on the Promotion Private Education of the PRC for Approval (the "Implementation Rules for Approval") to invite public comment. Due to the lack of authoritative interpretation and implementation guidance, the potential impact related to the Group not fully complying with the Amended Private Education Law or any relevant regulations cannot be reasonably estimated at the issuance of this report. As a result, the Group did not account for any liabilities pertaining to this.